PREPAID EXPENSES AND OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER ASSETS, NET
PREPAID EXPENSES AND OTHER ASSETS, NET

NOTE 8 — PREPAID EXPENSES AND OTHER ASSETS, NET

Prepaid expenses and other assets, net, consisted of the following:

	December 31,	December 31,
	2023	2022

Security deposits	83,691	59,774
Prepaid expenses	15,548	44,656
Other receivables[1]	197,340	138,330
Subtotal	296,579	242,760
Allowance for doubtful accounts	(181,847)	(120,353)
Prepaid expenses and other current assets, net	$114,732	$122,407

(1) Other receivable primarily includes expenses paid on behalf of customers which will be reimbursed from the customers upon completion of tasks and submission of necessary documents for reimbursement.

The table below show movement of allowance for doubtful accounts:

	December 31,	December 31,
	2023	2022
Movement of allowance for doubtful accounts
Beginning balance	$120,353	-
Movements during the period	65,105	122,930
Exchange rate difference	(3,611)	(2,577)
Ending balance	$181,847	$120,353